Document and Entity Information	Apr. 27, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001214816
Document Type	8-K/A
Document Period End Date	Apr. 27, 2022
Entity Registrant Name	AXIS CAPITAL HOLDINGS LIMITED
Entity Incorporation State Country Code	D0
Entity File Number	001-31721
Entity Tax Identification Number	98-0395986
Entity Address, Address Line One	92 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Address Line Two	Bermuda HM 08
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	(441)
Local Phone Number	496-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	The registrant is furnishing this Amendment No. 1 to its Current Report on Form 8-K furnished on April 27, 2022 (the “Original Form 8-K”) to correct an administrative error on pages 8 and 9 of Exhibit 99.2 of the Original Form 8-K in which the Q4 2021 column for (i) prior year reserve development ratio, (ii) net losses and loss expenses ratio, (iii) acquisition cost ratio, (iv) underwriting-related general and administrative expenses ratio and (v) combined ratio duplicated the numbers in the column for the year ended December 31, 2021. The updated Financial Supplement attached hereto as Exhibit 99.1 (the “Updated Financial Supplement”) includes the corrected information for the Q4 2021 column on pages 8 and 9. This Amendment No. 1 is solely to furnish the Updated Financial Supplement. No other changes have been made to the Original Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common shares, par value $0.0125 per share
Trading Symbol	AXS
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary shares, each representing a 1/100th interest in a 5.50% Series E preferred share
Trading Symbol	AXS PRE
Security Exchange Name	NYSE